Income Taxes - Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 766	$ 589	$ 556
Additions based on tax positions related to the current year	128	94	0
Additions for tax positions of prior years	0	87	33
Reductions for tax positions in prior years	0	(4)	0
Balance at end of year	$ 894	$ 766	$ 589